Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2014
Parent Company Only [Abstract]
Statements of Income
The following statements pertain to TrustCo Bank Corp NY (Parent Company):

(dollars in thousands)	Year Ended December 31,
Income:	2014	2013	2012

Dividends and interest from subsidiaries	$24,499	24,491	24,475
Miscellaneous income	18	-	-
Total income	24,517	24,491	24,475
Expense:
Operating supplies	50	81	105
Professional services	557	491	296
Miscellaneous expense	1,350	1,042	737
Total expense	1,957	1,614	1,138
Income before income taxes and subsidiaries' undistributed earnings	22,560	22,877	23,337
Income tax benefit	(663)	(548)	(364)

Income before subsidiaries' undistributed earnings	23,223	23,425	23,701

Equity in undistributed earnings of subsidiaries	20,970	16,387	13,833
Net income	$44,193	39,812	37,534

Statements of Condition
Statements of Condition
(dollars in thousands)	As of December 31,
Assets:	2014	2013
Cash in subsidiary bank	$17,034	15,263
Investments in subsidiaries	382,968	352,717
Securities available for sale	35	10
Other assets	918	227
Total assets	400,955	368,217
Liabilities and shareholders' equity:
Accrued expenses and other liabilities	7,511	6,404
Total liabilities	7,511	6,404
Shareholders' equity	393,444	361,813
Total liabilities and shareholders' equity	$400,955	368,217

Statements of Cash Flows
Statements of Cash Flows

(dollars in thousands)	Year Ended December 31,
	2014	2013	2012
Increase/(decrease) in cash and cash equivalents:
Cash flows from operating activities:
Net income	$44,193	39,812	37,534
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(20,970)	(16,387)	(13,833)
Stock based compensation expense	325	378	405
Net change in other assets and accrued expenses	388	277	(158)
Total adjustments	(20,257)	(15,732)	(13,586)
Net cash provided by operating activities	23,936	24,080	23,948
Cash flows from investing activities:
Purchases of securities available for sale	(25)	-	-
Net cash used in investing activities	(25)	-	-
Cash flows from financing activities:
Proceeds from exercise of stock options and related tax benefits	131	36	-
Dividends paid	(24,839)	(24,711)	(24,574)
Payments to acquire treasury stock	(282)	-	-
Proceeds from sales of treasury stock	2,850	2,908	2,913

Net cash used in financing activities	(22,140)	(21,767)	(21,661)

Net increase in cash and cash equivalents	1,771	2,313	2,287

Cash and cash equivalents at beginning of year	15,263	12,950	10,663

Cash and cash equivalents at end of year	$17,034	15,263	12,950